Registration No. 02-78001


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  ______ _____

                     Post-Effective Amendment No. __19__ __X__

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. __15__ _____

                        (Check appropriate box or boxes)

           Principal Mutual Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Principal Mutual Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa          50392
--------------------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (515) 248-3842

         M. D. Roughton, The Principal Financial Group Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        ___   immediately upon filing pursuant to paragraph (b) of Rule 485

        ___   on (date) pursuant to paragraph (b) of Rule 485

        ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _X_   on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485

        ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

        ___   on (date) pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
               PENSION BUILDER - GROUP VARIABLE ANNUITY CONTRACTS
                       FOR TAX-DEFERRED RETIREMENT PLANS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                              Caption in Prospectus

Part A

 1. Cover Page                          Principal Mutual Life Insurance
                                          Company Separate Account B
                                          Pension Builder - Group
                                          Variable Annuity Contracts
                                          For Tax-Deferred Retirement Plans
 2. Definitions                         Glossary of Special Terms
 3. Synopsis                            Summary, Expense Table, Example
 4. Condensed Financial Information     Condensed Financial Information
 5. General Description of Registrant,  Summary, Introduction, Description of
    Depositor, and Portfolio Companies    Principal Mutual Life Insurance
                                          Company, Principal Mutual Life
                                          Insurance Company Separate Account
                                          B, Voting Rights
 6. Deductions                          Summary, Deductions Under the Contracts,
                                          Contingent Deferred Sales Charge,
                                          Administration Charge, Separate
                                          Payment of Administration Charge,
                                          Mortality and Expense Risks Charge,
                                          Premium Taxes, Distribution of These
                                          Contracts
 7. General Description of Variable     Summary, The Contract, Contract Values
    Annuity Contracts                     and Accounting Before Annuity
                                          Commencement Date, Annuity Benefits,
                                          Payment on Death of Participant,
                                          Withdrawals and Transfers, Other
                                          Contractual Provisions,
                                          Contractowners' Inquiries
 8. Annuity Period                      Annuity Benefits
 9. Death Benefit                       Payment on Death of Participant,
                                          Federal Tax Status
10. Purchases and Contract Value        Summary, Introduction, The Contract,
                                          Contract Values and Accounting Before
                                          Annuity Commencement Date, Other
                                          Contractual Provisions, Distribution
                                          of These Contracts
11. Redemptions                         Summary, Introduction, Annuity Benefits,
                                          Withdrawals and Transfers
12. Taxes                               Summary, Introduction, Annuity Benefits,
                                          Federal Tax Status
13. Legal Proceedings                   Legal Proceedings
14. Table of Contents of the State-     Table of Contents of the Statement
    ment of Additional Information        of Additional Information

Part B                                  Statement of Additional Information
                                        Caption**

15. Cover Page                          Principal Mutual Life Insurance
                                          Company Separate Account B
                                          Pension Builder-Group Variable Annuity
                                          Contracts Issued By Principal Mutual
                                          Life Insurance Company
16. Table of Contents                   Table of Contents
17. General Information and History     General Information and History
18. Services                            Independent Auditors
19. Purchase of Securities Being        Deductions Under the Contracts**,
    Offered Summary**, Withdrawals and Transfers**, Distribution of These Contracts**
20. Underwriters                        Summary**, Distribution of These
                                          Contracts**, Underwriting Commissions
21. Calculation of Performance Data     Calculation of Yield and Total Return
22. Annuity Payments                    Annuity Benefits**
23. Financial Statements                Financial Statements

** Prospectus caption given where appropriate.


                     PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

               PENSION BUILDER -- GROUP VARIABLE ANNUITY CONTRACTS

                        FOR TAX-DEFERRED RETIREMENT PLANS


        Issued by Principal Mutual Life Insurance Company (the "Company")


                    Prospectus dated ________________________


     This Prospectus concisely sets forth information about Principal Mutual Life Insurance Company Separate Account B, Pension Builder Group Variable Annuity Contracts (the "Contract" or the "Contracts") that an investor ought to know before investing. It should be read and retained for future reference.


     Additional information about the Contracts, including a Statement of Additional Information, dated _________________, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears on page 23 of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:



                     Princor Financial Services Corporation
                                   a Member of
                          The Principal Financial Group
                            Des Moines, IA 50392-0200
                            Telephone: 1-800-247-9988



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



     This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. These prospectuses should be kept for future reference.


                                TABLE OF CONTENTS

                                                                            Page
Glossary of Special Terms ...................................................  3
Expense Table ...............................................................  5
Example......................................................................  6
Summary  ....................................................................  6
Condensed Financial Information .............................................  6
Introduction ................................................................  8
Description of Principal Mutual Life Insurance Company ......................  9
Principal Mutual Life Insurance Company Separate Account B .................. 10
Deductions under the Contracts .............................................. 10
     Contingent Deferred Sales Charge........................................ 11
     Administration Charge .................................................. 11
     Separate Payment of Administration Charge .............................. 12
     Mortality and Expense Risks Charge ..................................... 12
     Premium Taxes .......................................................... 12
Surplus Distribution at Sole Discretion of the Company ...................... 12
The Contract  ............................................................... 13
     Contract Values and Accounting Before Annuity Commencement Date ........ 13
         Participant's Investment Accounts .................................. 13
         Unit Value ......................................................... 13
         Net Investment Factor .............................................. 13
         Hypothetical Example of Calculation of Unit Value for the
              Capital Accumulation Division and Government Securities
              Division....................................................... 14
         Hypothetical Example of Calculation of Unit Value for
               the Money Market Division..................................... 14
      Annuity Benefits ...................................................... 14
         Selecting a Variable Annuity ....................................... 14
         Forms of Variable Annuities ........................................ 15
         Basis of Annuity Conversion Rates .................................. 16
         Determining the Amount of the First Monthly Annuity Payment ........ 16
         Determining the Amount of the Second and Subsequent
              Monthly Annuity Payments ...................................... 16
         Hypothetical Example of Calculation of Annuity Payments ............ 17
     Payment on Death of Participant ........................................ 17
         Prior to Annuity Commencement Date ................................. 17
         Subsequent to Annuity Commencement Date ............................ 18
     Withdrawals and Transfers .............................................. 18
         Cash Withdrawals ................................................... 18
         Transfers to the Contract .......................................... 18
         Transfers Between Divisions ........................................ 18
         Transfers to the Associated Fixed Contract ......................... 19
         Special Situation Involving Alternate Funding Agents ............... 19
         Postponement of Cash Withdrawal or Transfer ........................ 19
     Other Contractual Provisions ........................................... 19
         Contribution Limits ................................................ 19
         Assignment ......................................................... 19
         Cessation of Contributions ......................................... 20
         Limitation as to Participants....................................... 20
         Substitution of Securities.......................................... 20
         Changes in a Contract .............................................. 20
         Statement of Values................................................. 20
Distribution of these Contracts.............................................. 20
Voting Rights ............................................................... 20
Federal Tax Status........................................................... 21
State Regulation ............................................................ 22
                                                                            Page
Legal Opinions  ............................................................. 22
Legal Proceedings ........................................................... 22
Registration Statement....................................................... 22
Other Variable Annuity Contracts............................................. 22
Independent Auditors ........................................................ 22
Financial Statements......................................................... 23
Appendix 1  ................................................................. 23
Appendix 2  ................................................................. 23
Contractholders' Inquiries................................................... 23
Table of Contents of the Statement of Additional Information................. 23

     This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.


GLOSSARY OF SPECIAL TERMS

Administration Charge -- A charge deducted once each Contribution Year prior to the Annuity Commencement Date from the Investment Accounts of each Participant, either on the last day of the Contribution Year or the date the Investment Accounts are applied or paid in full (a total redemption).

Annuity Change Factor -- The factor used to determine the change in value of a Variable Annuity in the course of payment.

Annuity Commencement Date -- The first day of any month on which Annuity Payments to a Participant begin, as provided by the Retirement Plan.

Annuity Payments -- Periodic payments made to a Participant pursuant to the annuity certificate issued to the Participant at the commencement of benefits.

Annuity Reserve Account -- The reserve held for Variable Annuities in course of payment in a Division of Separate Account B for these Contracts.

Associated Fixed Contract -- Investment in the Fixed Account option available for contracts issued pursuant to this prospectus.

Commuted Value -- The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.

Compensation -- The amount derived from personal services which is includable in the gross income of the Participant for the taxable year.

Contingent  Deferred  Sales  Charge -- The charge  deducted  from  certain  cash
withdrawals  from  a  Participant's   Investment  Accounts  before  the  Annuity
Commencement Date.

Contract-- Each contract issued by the Company with any of the following form numbers: GP A 5921, GP A 5925 and GP A 5927.

Contractholder -- The entity to which the Contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Participants and their beneficiaries.

Contribution-- Amounts contributed under the Contracts by or on behalf of Participants which are subject to Sections 403(b), 408 or 219 of the Internal Revenue Code.

Contribution Year --

(a)  For  Individual   Retirement  Annuities  designed  for  ongoing  deductible
Contributions -- the taxable year of a Participant.

(b) For Rollover Individual Retirement Annuities -- the twelve-month period commencing on the date the Participant's first Contribution is received and each twelve-month period thereafter.

(c) For Tax Deferred Annuities -- the twelve-month period which coincides with the Plan Year.

Division -- The part of Separate Account B which is invested in shares of a series of a Mutual Fund.

Employer -- The person or entity which employs a Participant. For an unemployed Participant for whom Contributions are made by a spouse, the term Employer means the person or entity which employs that spouse. For a Participant covered by a Tax Deferred Annuity arrangement, the term Employer means such Participant's employer which is either an organization described in Section 501(c)(3) of the Internal Revenue Code or which is a public school or other agency or instrumentality of a state or political subdivision of a state described in Internal Revenue Code Sections 403(b) or 170(b)(1)(A)(ii) and which has made the Tax Deferred Annuity arrangement available to its employees.

Fixed Account -- Account to which Contributions may be allocated which earns guaranteed interest.

Individual Retirement Annuity-- A plan or program adopted by or on behalf of individuals pursuant to Section 408 of the Internal Revenue Code.

Internal Revenue Code -- The Internal Revenue Code of 1954, as amended, and regulations promulgated thereunder. Reference to the Internal Revenue Code means such Internal Revenue Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.

Investment Account -- An account established under a Contract for a Participant with respect to a Division of Separate Account B.

Investment Account Value -- The value of an Investment Account on any date is equal to the number of units then credited to such Investment Account multiplied by the Unit Value for that Division for the Valuation Period in which such date occurs.

Mutual Fund -- The Principal Variable Contracts Fund, Inc., or shares of other registered open-end investment companies substituted therefor.

Net Investment Factor -- The factor used to determine the change in Unit Value during a Valuation Period.

Participant -- A natural person for whom Contributions have been or are being made under the Contract.

Plan Year -- For Tax Deferred Annuities the accounting year of the Retirement Plan. If the Retirement Plan does not have any accounting year, the Company will establish a twelve-month period as the Plan Year.

Retirement Plan -- A retirement plan or program under which benefits are to be provided to Participants pursuant to a Contract described herein.

Rollover Individual Retirement Annuity -- An Individual Retirement Annuity designed for single premium rollover Contributions pursuant to Internal Revenue Code Sections 402(a)(5), 402(a)(7), 403(a)(4), 403(b)(8), 408(d)(3) or
409(b)(3)(c).

Separate Account B -- A separate account established by the Company under Iowa law to receive Contributions under the Contracts offered by this Prospectus and other contracts issued by the Company.

Tax Deferred Annuity-- A plan or program adopted by public school systems or other Employers pursuant to Section 403(b) of the Internal Revenue Code.

Total and Permanent Disability -- The condition of a Participant when, as the result of sickness or injury, the participant is prevented from engaging in any substantial gainful activity and is eligible for and receiving a disability benefit under Title II of the Federal Social Security Act.

Unit Value -- A measure used to determine the value of an Investment Account.

Valuation Date -- The date as of which the net asset value of a series of a Mutual Fund is determined.

Valuation Period -- The period between the time as of which the net asset value of a series of a Mutual Fund is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.

Variable Annuity -- A series of periodic payments, the amounts of which will increase or decrease to reflect the investment experience of a Division of Separate Account B for the Contract.

Written Notification -- Actual delivery to the Company at its home office in Des Moines, Iowa of an appropriate writing on a form supplied or approved by the Company.

EXPENSE TABLE

     The following tables depict fees and expenses applicable to a Participant's account under the Contract. The purpose of the table is to assist the contractowner in understanding the various costs and expenses that a contractowner will bear directly or indirectly. The table reflects expenses of the separate account as well as the expenses of the accounts in which the separate account invests. In certain circumstances, state premium taxes will also be applicable. The example below should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See "Deductions under the Contracts."


   Contractowner Transaction Expenses
     Sales Load Imposed on
       Purchases (as a percentage
       of purchase payments)                None
     Deferred Sales Load (as a
       percentage of amount
       surrendered)

                   For Withdrawals Occurring During Year:
      1    2      3     4     5      6     7     8      9   10   Thereafter
      -    -      -     -     -      -     -     -      -   --   ----------
     7%   6.3%   5.6%  4.9%  4.2%   3.5%  2.8%  2.1%   1.4%  .7%     0%

     Surrender Fees                         None
     Exchange Fee                           None

   Annual Contract Fee    $25 plus an amount equal to the following:
----------------------
                                                  .5% of the First
                          Total Value of All   x  $50,000 of the Participant's
                                                  ------------------------------
                          Investment Accounts     Investment Accounts
                          of Participant          Total Value of all
                                                  Investment Accounts
                                                  of Participant (1)
   Separate Account Annual Expenses
     (as a percentage of average account
       value)
     Mortality and Expense Risk Fees    1.4965% (1.0001% for Rollover Individual
                                                Retirement Annuity)

     Account Fees and Expenses            None
                                       -------
     Total Separate Account Annual
         Expenses                      1.4965%

   Annual Expenses of Accounts
     (as a percentage of average net
       assets of the following accounts)


                           Capital         Government           Money
                        Value Account   Securities Account   Market Account
                        -------------   ------------------   --------------
   Management Fees         .46%               .50%              .50%
     Other Expenses        .01%               .02%              .05%
     Total Account
       Annual Expenses     .47%               .52%              .55% .


 (1) If Contributions for a Participant are made under the Contract as part of a Retirement Plan sponsored by, or program of, the Employer of the
     Participant and the Company receives all of that portion of the contributions under such a plan or program directed to annuity contracts for all employees participating in the plan or program, then the denominator will be the aggregate value of all the accounts of all the Participants of the Employer.

                                                 EXAMPLE
                                                               1 Year    3 Years   5 Years   10 Years
                                                               ------    -------   -------   --------
   If you surrender your contract at the   Capital Value
   end of the applicable time period:      Division             $97       $136       $178       $287

     You would pay the following           Government
     expenses on a $1,000 investment,      Securities
     assuming 5% annual return on          Division             $97       $138       $180       $292
     assets:
                                           Money Market
                                           Division             $97       $139       $182       $295

   If you annuitize at the end of the      Capital  Value
   applicable time period or do not        Division             $25        $76       $130       $278
                                ---
   surrender your contract:

     You would pay the following           Government
     expenses on a $1,000 investment,      Securities
     assuming 5% annual return on          Division             $25        $78       $133       $283
     assets:
                                           Money Market
                                           Division             $26        $78       $134       $286

SUMMARY

How can I invest in a Contract?

     The Pension Builder Group variable annuity contracts (the "Contract" or the "Contracts") described in this Prospectus are designed for use in connection with tax-deferred Retirement Plans in the form of (1) Tax Deferred Annuity plans or programs adopted by public school systems or other agencies of a state or its subdivisions or certain tax exempt organizations pursuant to Section 403(b) of the Internal Revenue Code of 1954, and (2) Individual Retirement Annuity plans or programs adopted pursuant to Section 408 of the Internal Revenue Code. These Contracts are no longer offered for sale. They were sold primarily by persons who are insurance agents of or brokers for Principal Mutual Life Insurance Company. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, which acts as distributor for the Contract. See "Distribution of these Contracts."

How can I withdraw my investment?

     Subject to any Retirement Plan limitations or any reduction for vesting provided for in the Retirement Plan as to amounts available, the Participant may withdraw cash from the Investment Accounts at any time prior to the Annuity Commencement Date subject to any charges that may be applied. Distributions from Tax Deferred Annuities may begin only after the Participant attains age 59 1/2, separates from service, dies or becomes disabled, or incurs a hardship. See "Withdrawals and Transfers." Note that withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Status."

CONDENSED FINANCIAL INFORMATION

     Selected  data  for  a  Pension  Builder   accumulation   unit  outstanding
throughout the period ended December 31:

                             Capital Value Division

                               Pension Builder --
                                     IRA/TSA

                              1997     1996     1995     1994     1993     1992     1991    1990     1989     1988
                              ----     ----     ----     ----     ----     ----     ----    ----     ----     ----

Accumulation unit value:
   Beginning of period       $4.148   $3.409   $2.624   $2.650   $2.495   $2.313   $1.693  $ 1.907  $ 1.665   $ 1.477
   End of period              5.252    4.148    3.409    2.624    2.650    2.495    2.313    1.693    1.907     1.665

Number of accumulation        1,624    3,538    9,967   16,649   21,269   20,148   18,477   18,109   16,256    14,236
   units outstanding at end
   of period (in thousands)

                               Pension Builder --
                                  Rollover IRA

                              1997     1996     1995     1994     1993     1992     1991    1990     1989     1988
                              ----     ----     ----     ----     ----     ----     ----    ----     ----     ----
Accumulation unit value:
   Beginning of period       $4.543   $3.715   $2.845   $2.859   $2.679   $2.471   $1.800   $2.017  $1.753    $1.547
   End of period              5.785    4.543    3.715    2.845    2.859    2.679    2.471    1.800   2.017     1.753

Number of accumulation          338      513    2,115    5,598    8,602    8,207    7,535    6,750   6,111     5,328
units outstanding at end
   of period (in thousands)

                         Government Securities Division

                                Pension Builder--
                                     IRA/TSA

                              1997     1996     1995     1994     1993     1992     1991    1990     1989     1988
                              ----     ----     ----     ----     ----     ----     ----    ----     ----     ----
Accumulation unit value:
   Beginning of period       $1.875   $1.841   $1.570   $1.669   $1.539   $1.462   $1.269  $1.176   $1.032   $ .967
   End of period              2.039    1.875    1.841    1.570    1.669    1.539    1.462   1.269    1.176    1.032

Number of accumulation          630     1,178    3,738    5,947    7,432    6,200    4,912   3,732    2,782    2,115
units outstanding at end
   of period (in thousands)

                                            Pension Builder--
                                              Rollover IRA

                              1997     1996     1995     1994     1993     1992     1991    1990     1989     1988
                              ----     ----     ----     ----     ----     ----     ----    ----     ----     ----
Accumulation unit value:
   Beginning of period       $1.968   $1.923   $1.631   $1.726   $1.584   $1.497   $1.293   $1.192  $1.041   $ .971
End of period                 2.150    1.968    1.923    1.631    1.726    1.584    1.497    1.293   1.192    1.041

Number of accumulation          192      399    1,772    4,117    7,878    5,933    4,602    3,356   2,086    1,369
   units outstanding at end
   of period (in thousands)

                              Money Market Division

                               Pension Builder --
                                     IRA/TSA

                              1997     1996     1995     1994     1993     1992     1991    1990     1989     1988
                              ----     ----     ----     ----     ----     ----     ----    ----     ----     ----
Accumulation unit value:
   Beginning of period       $1.826   $1.764   $1.696   $1.659   $1.640   $1.608   $1.541   $1.448  $1.348   $ .276
End of period                 1.891    1.826    1.764    1.696    1.659    1.640    1.608    1.541   1.448    1.348

Number of accumulation          419      590    1,327    1,997    2,905    3,841    4,639    5,366   5,302    3,142
   units outstanding at end
   of period (in thousands)

                                Pension Builder--
                                  Rollover IRA

                              1997     1996     1995     1994     1993     1992     1991    1990     1989     1988
                              ----     ----     ----     ----     ----     ----     ----    ----     ----     ----
Accumulation unit value:
   Beginning of period       $1.890   $1.817   $1.739   $1.692   $1.664   $1.624   $1.548   $1.447  $1.341   $ .263
   End of period              1.968    1.890    1.817    1.739    1.692    1.664    1.624    1.548   1.447    1.341


Number of accumulation           18       27      440    2,227    2,894    3,699    3,999    3,300   3,865    1,509
   units outstanding at end
   of period (in thousands)

Financial statements are contained in the Statement of Additional Information.

INTRODUCTION

     The Contracts described in this Prospectus are designed for use in connection with tax-deferred Retirement Plans in the form of (1) Tax Deferred Annuity plans or programs adopted by public school systems or other agencies of a state or its subdivisions or certain tax exempt organizations pursuant to
Section 403(b) of the Internal Revenue Code and (2) Individual Retirement Annuity plans or programs adopted pursuant to Section 408 of the Internal Revenue Code. The Contracts provide for the accumulation of values and the payment of annuity benefits on a variable basis. A certificate is issued to each Participant describing the benefits under the Contract.

     All Contributions for Participants are allocated to one or more of the Divisions of Separate Account B. Currently there are three Divisions available to Participants: the Capital Value Division (formerly known as the Capital Accumulation Division), the Money Market Division and the Government Securities Division. Each Participant controls the allocation by filing a Written Notification with the Company.

     Each of the Divisions invests only in shares of an Account of Principal Variable Contracts Fund, Inc. (the "Fund") as indicated in the table below:

                   Division                            Account
                   --------                            -------
         Capital Value Division              Capital Value Account
         Government Securities Division      Government Securities Account
         Money Market Division               Money Market Account


     The Investment Manager for the Fund is Principal Management Corporation (the "Manager"). The Accounts are also used to fund variable life insurance contracts. See "Eligible Purchasers and Purchase of Shares" in the Fund's prospectus for a discussion of the potential risks associated with "mixed funding."


     The investment objective of Capital Value Account is long-term capital appreciation and growth of future investment income. The assets of this Account consist principally of a portfolio of common stocks. The value of the investments held by this Account fluctuates daily and is subject to the risks of changing economic conditions as well as the risks inherent in the ability of this Account's management to anticipate changes in such investments necessary to meet changes in economic conditions. Historically, the value of a diversified portfolio of common stocks such as invested in by the Capital Value Account held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods the values of such common stocks declined while the rate of inflation increased.

     The Money Market Account has an investment objective of obtaining maximum current income available from short-term securities consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments. This Account invests in United States dollar denominated instruments having a maturity of 397 days or less that the Manager, subject to the oversight of the Fund's board of directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. See the Fund's prospectus for details. The value of the investments held by this Account may fluctuate, although the net asset value per share is normally expected to remain at $1.00. However, its yield will vary with changes in short-term interest rates. Over the last two decades there has been a general correlation between short-term interest rates and the cost of living, but there has been no exact correlation and for some periods such rates have declined while the cost of living has risen.

     The Government Securities Account has an investment objective of a high level of current income, liquidity and safety of principal. The Account seeks to achieve this objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with up to 55% of the Account's assets invested in Government National Mortgage Association Certificates ("GNMA Certificates"). Account shares, however, are not guaranteed by the United States Government. The value of the Account's investments fluctuates as interest rates change. The value rises when rates decline and falls when rates increase. Expected prepayments of mortgages included in a GNMA certificate can affect the market value of the certificate, and actual prepayments can affect the return ultimately received.

     Additional information concerning these Accounts, including their investment policies and restrictions, investment management fees and operating expenses is given in the prospectus for the Fund. A Prospectus for the Fund is attached to and follows this Prospectus. It should be read carefully in conjunction with this Prospectus before investing.

     Each Division purchases shares of the Accounts at net asset value. In addition, all distributions made by an Account with respect to shares held by Divisions of Separate Account B are reinvested in additional shares of the same Account. Contract benefits are provided and charges are made in effect by redeeming Account shares at net asset value. Values under the Contracts, both before and after the commencement of Annuity Payments, will increase or decrease to reflect the investment performance of the Accounts and Participants assume the risks of such change in values.

     From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield."

     Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 7% to 0% over a period of 10 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contracts" for a discussion of contingent deferred sales charges.

     See the Statement of Additional Information for further information regarding the computation of yield, effective yield and total return.

DESCRIPTION OF PRINCIPAL MUTUAL LIFE INSURANCE COMPANY (The "Company")

     Principal Mutual Life Insurance Company is a mutual life insurance company with its home office at The Principal Financial Group, Des Moines, Iowa 50392, telephone number 515-247-5111. It was originally incorporated under the laws of the State of Iowa in 1879 as Bankers Life Association, changed its name to Bankers Life Company in 1911 and changed its name to Principal Mutual Life Insurance Company in 1986. It is a member of The Principal Financial Group, a diversified family of insurance and financial services corporations.


     The Board of Directors of the Company has approved a Plan of Reorganization (the "Plan") pursuant to which the Company will adopt a mutual insurance holding company structure. The Plan was approved by the owners of annuity contracts and life insurance policies issued by the Company and has been submitted to the Commissioner of Insurance of the State of Iowa (the "Iowa Commissioner") for approval.

     Under the Plan, the Company will form a mutual insurance holding company named "Principal Mutual Holding Company" and will convert to a stock life insurance company. As part of such conversion, the Company will change its name to "Principal Life Insurance Company" ("Principal Life"). Principal Mutual Holding Company will be the ultimate parent company in the family of companies known as the Principal Financial Group(R).

     Because the Company currently is a mutual life insurance company, Contractholders have, in addition to contract rights related to the Contract, certain membership interests in the Company, consisting principally of the right to vote on the election of directors of the Company and on other matters and the right to receive distributions of the Company's surplus upon liquidation or dissolution of the Company. The Plan will preserve but separate these contract rights and membership interests. Contract rights will remain with Principal Life, and Contractholders on the date the Plan becomes effective (the "Effective Date") will automatically become members of Principal Mutual Holding Company and such Contractholder's membership interests in the Company will be extinguished. Under the terms of the Plan, the membership interests of members of Principal Mutual Holding Company will consist principally of the right to vote on the election of directors of Principal Mutual Holding Company and on other matters and to receive distributions of Principal Mutual Holding Company's assets upon liquidation or dissolution of Principal Mutual Holding Company. The Plan will not, in any way, increase premium payments or reduce Contract benefits, values, guarantees or other Contract obligations owed to Contractholders.

     The Company believes that adoption of the Plan will result in a corporate structure that, among other things, will provide the Company with flexibility in raising capital through various means that are not currently available to it, including stock offerings. Any initial offering of voting stock to third parties will be subject to the approval of the Iowa Commissioner. Although there are no current plans to offer voting stock, in the event voting stock was sold to third parties, it is possible that the interests of such third party shareholders and Contractholders could diverge on certain issues. The Company, however, believes that such shareholders and Contractholders will generally have a greater commonality of interests than the potential for conflict and will endeavor to minimize the occurrence of such conflicts and to operate the companies in the best interests of all constituencies.

     The Effective Date is scheduled to be July 1, 1998, but the Iowa Commissioner must first approve the Plan. In addition, insurance regulatory authorities in each state must issue an amendment to the Company's Certificate of Authority (to reflect the name change from Principal Mutual Life Insurance Company to Principal Life Insurance Company) and must approve the forms which support the Contract. Should the Effective Date be other than July 1, 1998 or if states other than Iowa have not completed action by that date, the Company will notify existing Owners by supplementing this prospectus.

     Principal Mutual Life Insurance Company is authorized to do business in the 50 states of the United States, the District of Columbia, the Commonwealth of Puerto Rico, and the Canadian Provinces of Alberta, British Columbia, Manitoba, Ontario and Quebec. The Company offers a full range of products and services for businesses, groups and individuals including individual insurance, pension plans and group/employee benefits. The Company has ranked in the upper one percent of life insurers in assets and premium income and has consistently received excellent ratings from the major rating firms based upon the Company's claims paying ability. As of December 31, 1997, the Company had $________ billion in assets under management and served more than __________ million individuals and their families.


PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

     Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. In addition, all income, gains or losses, whether or not realized, and expenses with respect to a Division of Separate Account B for these Contracts shall be credited to or charged against that Division without regard to income, gains or losses, or expenses of any other Division of Separate Account B. Furthermore, the assets of each Division of Separate Account B for these Contracts shall not be charged by the Company with any liabilities arising from any other contracts issued by the Company or from any other Division of Separate Account B. These assets are held with relation to the Contracts described in this Prospectus and such other variable annuity contracts as may be issued by the Company and designated as participating in the various Divisions of Separate Account B. Also, although the assets maintained in Separate Account B attributable to the Contracts will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of the Company.

     Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.

     The Company is taxed as an insurance company under the Internal Revenue Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.

DEDUCTIONS UNDER THE CONTRACTS


     An  Administration  Charge,  a mortality  and expense  risks charge and, in certain circumstances, state premium taxes are deducted under the Contract. Also, in certain circumstances, a Contingent Deferred Sales Charge may be deducted from certain cash withdrawals from a Participant's Investment Account(s) before the Annuity Commencement Date. Total expenses of the Registrant for the fiscal year ended December 31, 1997 were ___________% of the average net assets.


     There are also deductions from and expenses paid out of the assets of Capital Value Account, Money Market Account, and Government Securities Account. These are described in the Fund's prospectus.

A.   Contingent Deferred Sales Charge

     There is no initial sales charge. However, any cash withdrawal before the Annuity Commencement Date on behalf of a Participant may be subject to a Contingent Deferred Sales Charge equal to a percentage of the amount being withdrawn. The percentage will be determined according to the following table:

               Number of Contribution Years
                  A Participant Has Been             Contingent Deferred Sales
                Covered Under the Contract               Charge Percentage
               ----------------------------          -------------------------

                    Less than 1                                 7.0%
                    1 but less than 2                           6.3
                    2 but less than 3                           5.6
                    3 but less than 4                           4.9
                    4 but less than 5                           4.2
                    5 but less than 6                           3.5
                    6 but less than 7                           2.8
                    7 but less than 8                           2.1
                    8 but less than 9                           1.4
                    9 but less than 10                          0.7
                    10 or more                                  0.0

     The charge will be made by reducing the Investment Account Value from which the withdrawal is made by an amount equal to the charge (see "Cash Withdrawals").

     The Contingent Deferred Sales Charge does not apply to withdrawals made as a result of the Participant's death or Total and Permanent Disability. The charge also does not apply to transfers between Investment Accounts or transfers to an Associated Fixed Contract or to amounts applied to provide Variable Annuity payments. The charge may apply to amounts transferred to an Alternate Funding Agent or Alternate Funding Vehicle, except transfers to an Alternate Funding Vehicle that is an annuity contract issued by Principal Mutual Life Insurance Company or an Alternate Funding Vehicle that participates in an exchange offer for which an SEC order has been obtained.

     The amount of any Contingent Deferred Sales Charge will never exceed 9% of the purchase payments to which the charge relates. For this purpose, withdrawals will be related to purchase payments on a first-in, first-out basis and "purchase payments" will include purchase payments made under any Associated Fixed Contract from which transfers have been made. See "Transfers to the Contract."

     The Contingent Deferred Sales Charge, when applicable, will be applied by the Company to unamortized expenses relating to the sale of the Contracts including but not limited to commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. If revenues from the Contingent Deferred Sales Charge are not sufficient to cover sales expenses, the short fall could be viewed as being provided for out of other revenues or the Company's surplus, including revenues attributable to the mortality and expense risks charge.

B.   Administration Charge

     An Administration Charge will be deducted once each Contribution Year proportionately from the Investment Accounts of each Participant and will be equal to the sum of 1. and 2.:

     1.  $25.

     2. An amount equal to a percentage of the total value of all Investment Accounts of the Participant under the Contract. This percentage shall be 0.5% of the first $50,000 in such accounts divided by the total value of such accounts. (See Appendix 2 for example of computation of Administration Charge.)

     Individual Retirement Annuities established under the Contract by a working and a nonworking spouse Participant will be combined for purposes of calculating the Administration Charge.

     If Contributions for a Participant are made under the Contract as part of a Retirement Plan sponsored by, or program of, the Employer of the
     Participant and the Company receives all of that portion of the contributions under such a plan or program directed to annuity contracts for all employees participating in the plan or program, then the percentage determined in 2. above will be based on the value of the aggregate of all accounts of all the Participants of the Employer. By this means, the charge determined by 2. will be deducted pro rata from the Investment Accounts of all the Participants based on their proportionate value of the aggregate of the accounts. The portion of the charge determined by 1. will be deducted from Participant's Investment Accounts on a per capita basis.

     The Administration Charge applicable to each Participant will be deducted from the Participant's Investment Accounts on the earlier of (i) the date the accounts are paid or applied in full (a total redemption) or (ii) the last day of the Contribution Year. The deduction will be effected by cancelling a number of the units in each Investment Account of the Participant equal to its proportionate share of the Administration Charge divided by the Unit Value for the Contract for the applicable Division for the Valuation Period in which the charge is made.

     A pro rata Administration Charge will be made for any fractional part of a Contribution Year of a Participant. The Company does not expect to recover from the charge any amount above its accumulated expenses associated with the Contracts. However, since a portion of the charge is based on a percent of a Participant's Investment Account Values, amounts derived from larger Investment Accounts may to an extent cover expenses associated with smaller Investment Accounts depending upon the relative degree of Investment Account activity.

C.   Separate Payment of Administration Charge

     An Employer may, by a revocable written agreement with the Company, agree to pay separately all or a portion of the Administration Charge for Participants who are employees of the Employer. A Participant in an Individual Retirement Annuity (but not a Rollover Individual Retirement Annuity) may similarly agree, by a revocable written agreement with the Company, to pay separately all or a portion of the Administration Charge.

D.   Mortality and Expense Risks Charge

     Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) Annuity Payments will continue for a longer period than anticipated and (ii) the deductions under the Contracts will be insufficient to cover the actual costs. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the Contract. The charge is equivalent to a simple annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity). The Company does not believe that it is possible to specifically identify that portion of the 1.4965% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be .2490% for the mortality risks and 1.2475% (0.7511% for a Rollover Individual Retirement Annuity) for the expense risks. The mortality and expense risks charge may be changed by the Company at any time at least one year after the Contract has been issued by giving not less than 60 days prior written notice to the Contractholder, Employer and Participants. However, the charge may not exceed 2.00% on an annual basis, and only one change may be made in any one year period. Further, no increase in the charge in excess of 1.75% on an annual basis may be made without the prior approval of the Securities and Exchange Commission. Any change in the mortality and expense risks charge will not affect Variable Annuities in the course of payment. If the charge is insufficient to cover the actual costs of the mortality and expense risks assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

E.   Premium Taxes

     Certain state and local governments impose a premium tax upon annuity considerations received by insurance companies. The Company will charge against the Participant's Investment Account Values the amount of any premium taxes levied by a state or any other government entity. Premium taxes currently imposed by states range from 0% (in more than 40 states) to 2.25%. (See Appendix 1 for premium tax rates.) Unless otherwise required by law, the deduction will be made at the time Investment Account Values are applied to effect the form of variable annuity selected by the Participant.

     The applicable rates imposed by the states and other governmental entities which impose premium taxes on annuity considerations are subject to being changed or amended by the respective legislative body or by administrative interpretations or by judicial acts. IT IS NOT POSSIBLE TO DESCRIBE PRECISELY THE AMOUNT OF PREMIUM TAX PAYABLE ON ANY TRANSACTION INVOLVING THE CONTRACTS. Such premium taxes will depend, among other things, on the state of residence of the Participant and the insurance tax laws of such states.

SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

     It is not anticipated that any divisible surplus will ever be distributable to these Contracts in the future because the Contracts are not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Participants' Investment Accounts in the form of additional units.

THE CONTRACT

     The Contract will normally be issued to an Employer or association or a trust established for the benefit of Participants and their beneficiaries. The Company will also issue a pre-retirement certificate to each Participant describing the benefits under the Contract. If the Company Home Office in Des Moines, Iowa receives and accepts a completed application for a Contract with or before the initial purchase payment, it will, within two days after receiving that payment, invest the entire amount in the Division or Divisions that are chosen. (If no Division is chosen on the completed application for a Contract, the Company will invest the entire amount in the Money Market Division.) If the application for the purchase of a Contract is not received and accepted within five business days after the Company receives the initial purchase payment, the Company will return the payment. If the application is received and accepted within the five-day period, that payment will be invested in the Division or Divisions of choice at the Unit Value or Values next calculated after the application has been accepted.

A.   Contract Values and Accounting Before Annuity Commencement Date

     1.  Participant's Investment Accounts

         During the period of time before the commencement of Annuity Payments, an Investment Account will be established for each Participant for each type of Contribution permitted under the Contract for each Division of Separate Account B. For Tax Deferred Annuities the types of Contributions are Contributions by the Employer pursuant to a salary modification agreement, other Employer Contributions or other Contributions that the Company agrees to accept.

         For Individual Retirement Annuities, the types of Contributions are generally Employer Contributions, Participant Contributions or rollover Contributions arising from amounts previously deducted by the Participant and accumulated under an account, annuity or bond as provided for in Internal Revenue Code Sections 408 or 409.

         For Rollover Individual Retirement Annuities, generally the only type of Contribution is a rollover Contribution pursuant to Internal Revenue Code Sections 402(a)(5), 402(a)(7), 403(a)(4), 403(b)(8), 408(d)(3) or
         409(b)(3)(C).

         Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits for the Participant, (b) paid to the Participant or Participant's beneficiary or (c) transferred in accordance with the provisions of the Contract.

         Each Contribution for a Participant will be allocated to the Division or Divisions of Separate Account B designated by Written Notification and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to a Division by the Unit
         Value for that Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

     2.  Unit Value

         The Unit Value for a Contract which participates in a Division of Separate Account B determines a Participant's Investment Account Values. The Unit Value for each Contract in each Division is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.

         For these Contracts, the Unit Value for each Division was fixed at $1.00 for the Valuation Period in which the first amount of money was credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for the later Valuation Period.

     3.  Net Investment Factor

         Each  Net  Investment  Factor  is  the  quantitative   measure  of  the
         investment performance of each Division of Separate Account B.

         For any specified Valuation period the Net Investment Factor for a Division for a Contract is equal to

         (a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by

         (b) a mortality and expense risks charge of a number equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity).

         The amounts  derived from applying the rate  specified in  subparagraph
         (b) above and the amount of any taxes referred to in subparagraph (a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.

     4.  Hypothetical Example of Calculation of Unit Value for the Capital Value
         Division  and  Government   Securities   Division  (excluding  Rollover
         Individual Retirement Annuity)

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000410, which is the rate for one day that is equivalent to a simple annual rate of 1.4965%. The result, 1.0013122, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013122) which produces a current Unit Value of $1.0198728.

     5. Hypothetical Example of Calculation of Unit Value for the Money Market Division (excluding Rollover Individual Retirement Annuity)

         The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of .0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.

         To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of .0000410 (the proportionate rate for one day based on a simple annual rate of 1.4965%). The result (1.0002878) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0002878), resulting in a current Unit Value of $1.0165659.

B.   Annuity Benefits

     1.  Selecting a Variable Annuity

         Variable Annuity Payments will be made to a Participant beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. A Participant may select an Annuity Commencement Date by Written Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Written Notification. For Participants in a Tax Deferred Annuity, after 1988, the annuity commencement date cannot begin before the participant is age 59 1/2, separated from service, or is totally disabled.

         As a general rule the annuity commencement for Individual Retirement Annuities and Tax Deferred Annuities cannot be later than April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2. Participants in Individual Retirement Annuities may delay the commencement date if they notify us in writing that the distribution requirements are being met by distributions from other individual retirement arrangements. Tax Deferred Annuity benefits which accrued before January 1, 1987 do not have to be distributed until age 75 or the first day of the month after termination of employment.

         At any time not less than one month preceding the desired Annuity Commencement Date, a Participant may, by Written Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Retirement Plan does not provide one, payments to an unmarried Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years, i.e. providing monthly payments for life with the provision that if the Participant dies prior to receiving all payments due in the first ten years, any remaining payments due in that period will be paid to the designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. Payments to a married Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship, i.e. payments during the Participant's lifetime and providing further that one-half of the amount otherwise payable to the Participant will be continued to the Participant's spouse as contingent annuitant so long as the spouse survives the Participant.

     2.  Forms of Variable Annuities

         Because of certain restrictions contained in the Internal Revenue Code and regulations thereunder, an annuity option is not available under a Tax Deferred Annuity unless (i) the joint or contingent annuitant is the Participant's spouse or (ii) on the Participant's Annuity Commencement Date, the present value of the amount to be paid to the Participant while living is greater than 50% of the present value of the total benefit to the Participant and the Participant's beneficiary (or joint or contingent annuitant, if applicable).

         Similarly, for Individual Retirement Annuities and Rollover Individual Retirement Annuities, an annuity option is not available unless (i) no benefits are provided which extend beyond the life of the Participant or the lives of the Participant and the Participant's spouse or (ii) no benefits are provided which extend over a period longer than the life expectancy of the Participant or the life expectancy of the Participant and spouse.

         A Participant may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.

         Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period -- a Variable Annuity which provides monthly payments to the Participant during the Participant's lifetime, and further provides that if, at the death of the Participant, monthly payments have been made for less than a minimum period selected by the Participant, any remaining payments for the balance of such period shall be paid to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

         The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, a Participant had $14,400 to apply under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments.

         Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Participant during the Participant's lifetime, it would be possible for the Participant to receive only one Annuity Payment if the Participant died prior to the due date of the second payment since payment is made only during the lifetime of the Participant.

         Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years -- a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of that participant and the joint annuitant named at the time this option is elected, and continuing after the death of either payee for the amount that would have been payable to them jointly during the remaining lifetime of the survivor. In the event the Participant and the joint annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)

         Joint and Two-Thirds Survivor Variable Life Annuity -- a Variable Annuity which provides monthly payments during the joint lives of the Participant and the person designated by the Participant as joint annuitant with two-thirds of the amount that would have been payable to them jointly continuing to the survivor upon the death of either.

         Variable Life Annuity with One-Half Survivorship -- a Variable Annuity which provides monthly payments during the life of the Participant with one-half of the amount otherwise payable continuing to the contingent annuitant designated by the Participant so long as the contingent annuitant lives.

         Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Participant and/or contingent or joint annuitant to receive only one annuity payment if both died prior to the due date of the second payment since payment is made only during their lifetimes.

         Other Options -- Other Variable Annuity options permitted under the applicable Retirement Plan may be arranged by mutual agreement of the Participant and the Company.

     3.  Basis of Annuity Conversion Rates

         Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.

         Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.

         It is unclear at this time what degree of employer involvement will result in an Individual Retirement Annuity or Tax Deferred Annuity being considered a benefit of employment and therefore subject to the Court's ruling.

         The Variable Annuity Contracts described in this Prospectus offer both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Participant's pre-retirement account value to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Employer.

         For each form of Variable Annuity, the annuity conversion rates determine how much the first monthly Annuity Payment will be for each $1,000 of the Participant's Investment Account Value applied to effect the Variable Annuity. The conversion rates vary with the form of annuity, date of birth, and (unless sex neutral rates are used) the sex of the Participant and the joint or contingent annuitant, if any. The sex distinct guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2020, females set back six years in age. The sex neutral rates are determined for all Participants in the same way as female rates, as described above. The guaranteed annuity conversion rates may be changed, but no change which would provide less initial monthly Annuity Payment will take effect for a current Participant.

         The Contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the Contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.

         The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the Contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.

     4.  Determining the Amount of the First Monthly Annuity Payment

         For each Investment Account the initial amount of monthly annuity income provided by each $1,000 applied to effect a Variable Annuity shall be based on the option selected and the Investment Account Value, after reduction for any premium tax, determined as of the end of the Valuation Period one month before the Annuity Commencement Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce less initial monthly income than the annuity conversion rate basis described above.

     5. Determining the Amount of the Second and Subsequent Monthly Annuity Payments

         The second and subsequent monthly Annuity Payments will be computed separately for each Division of Separate Account B selected by the Participant and will increase or decrease in response to the investment experience of the Account underlying the Division. The amount of each payment will be determined by multiplying the amount of the monthly Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Division for the Contract for the calendar month in which the Annuity Payment is due.

         Each Annuity Change Factor for a Division for a calendar month is the quotient of (a) divided by (b), below:

         (a) The number which results from dividing (i) the Contract's Unit Value for the Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (ii) the Contract's Unit Value for the Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

         (b) An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (a) above at the interest rate assumed to determine the initial payment of variable benefits to the Participant.

     6. Hypothetical Example of Calculation of Annuity Payments (excluding Individual Rollover Retirement Annuity)

         Assume that on the date one month before the Annuity Commencement Date the Participant has an Investment Account Value of $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Annuity Payment of $221.04. To determine the amount of the Participant's second monthly payment assume that the Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).

C.   Payment on Death of Participant

     1.  Prior to Annuity Commencement Date

         If a Participant dies prior to the Annuity Commencement Date, the Company, upon receipt of due proof of death, will, in accordance with prior instructions from the Participant, either (i) establish Investment Accounts for the beneficiary to hold the Investment Account Values of the Participant or (ii) if an Associated Fixed Contract has been issued, cancel all Investment Account units as of the date of receipt of proof of death and transfer the Investment Account Values (determined as of the end of the Valuation Period in which proof of death was received) to the Associated Fixed Contract. In lieu of the foregoing, the Company may pay all or part of the Investment Account values to the beneficiary in a single sum, provided that if the Participant had elected that the Investment Account Values be transferred to an Associated Fixed Contract, the beneficiary's written request for the payment must be given before the date the transfer is to be effective.

         A beneficiary of a Participant may elect to have all or a part of the amount available under any Associated Fixed Contract transferred to this Contract to establish Investment Accounts for the beneficiary or to have all or a part of the amount available under this Contract transferred to any Associated Fixed Contract. If the value of the Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits. A spouse beneficiary may elect to have the Investment Account Values applied to provide Annuity Payments or paid in a single sum. A beneficiary other than the Participant's spouse must receive a distribution of all values within five years of the Participant's death.

         If a Participant under a Contract funding a Tax Deferred Annuity dies prior to Annuity Commencement Date, the Company, upon receipt of due proof of death, will, in accordance with prior instructions from the Participant, either (i) pay the value of the Participant's Investment Accounts to the beneficiary in a single sum or (ii) if an Associated Fixed Contract has been issued, cancel all Investment Account units as of the date of receipt of the proof of death and transfer the Investment Account Values (determined as of the end of the Valuation Period in which proof of death was received) to the Associated Fixed Contract. Prior to any payment or transfer by the Company, the beneficiary may change the election made by the Participant or, alternatively, elect to have the Participant's Investment Account Values applied to purchase a supplementary contract from the Company for annuity benefits. Such a purchase must conform to the requirements of the supplementary contract.

         Under all Contracts, a beneficiary must begin to receive Annuity Payments or receive a single sum payment not later than five years after the Participant's death. An election to receive Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Investment Accounts in lieu of all other benefits. The first Annuity Payment will be made on the first day of the calendar month specified in the election, but in no event prior to the date one month after any transfer from any Associated Fixed Contract is effective. The amount to be applied will be determined as of one month prior to the date the first monthly payment is due. The beneficiary must be a natural person in order to elect Annuity Payments. The election must be by Written Notification. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under contracts of this class. The beneficiary will receive a written description of the options available.

     2.  Subsequent to Annuity Commencement Date

         Upon the death of a Participant receiving monthly Annuity Payments, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the beneficiary will continue receiving any remaining payments unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.

D.   Withdrawals and Transfers

     1.  Cash Withdrawals

         The Contracts are designed for and intended to be used to fund Retirement Plans. However, subject to any Retirement Plan limitations, any restrictions imposed by provisions of the Internal Revenue Code or any reduction for vesting provided for in the Retirement Plan as to amounts available, the Participant may withdraw cash from the Investment Accounts at any time prior to the Annuity Commencement Date subject to any charges that may be applied. Distributions from Tax Deferred Annuities may begin only after the Participant attains age 59 1/2, separates from service, dies or becomes disabled, or in the case of hardship.

         The procedure with respect to cash withdrawals is as follows:

         (a) The Participant's Investment Account Values will be determined at the end of the Valuation Period in which the withdrawal request is received and will be paid to the Participant within seven days thereafter. The Company may require that any request be accompanied by the certificate issued to the Participant.

         (b) No more than two partial cash withdrawals can be made in a twelve-month period without the Company's express consent.

         (c) The amount available may be subject to the Contingent Deferred Sales Charge and, in the case of a total withdrawal, will be subject to the Administration Charge.

         (d) The amount available is also subject to any restriction in the Participant's Retirement Plan.

         Any cash withdrawal made will result in the cancellation of a number of units in each Investment Account of the Participant from which values have been withdrawn. The number of units cancelled from the Investment Account will be equal to the amount withdrawn divided by the Unit Value for its Division of Separate Account B for the Valuation Period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (c) above.

         (Special Note: Under the Texas Education Code, Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Participant.)

     2.  Transfers to the Contract

         If an Associated Fixed Contract has been issued by the Company, and except as otherwise provided by the applicable Retirement Plan, a Participant may, by Written Notification, transfer all or a portion of the proceeds available under the Associated Fixed Contract to the Investment Account(s) under the Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Associated Fixed Contract.

     3.  Transfers Between Divisions

         Upon Written Notification, all or a portion of the value of an Investment Account in one Division may be transferred to an Investment Account in another Division available under the Contract. Transfers may be made at any time at least one month before the Annuity Commencement Date. However, only two transfers from any Investment Account may be made in a twelve-month period without the express consent of the Company.

         A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.

      4. Transfers to the Associated Fixed Contract

         Except as otherwise provided by the applicable Retirement Plan, a Participant may by Written Notification transfer all or a portion of available Investment Account Values to the Associated Fixed Contract at any time at least one month before Annuity Commencement Date. Such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions".

     5.  Special Situation Involving Alternate Funding Agents

         The Contracts may be subject to provisions of an Employer sponsored Retirement Plan which allows the Investment Account Values of all Participants of the Retirement Plan to be transferred to an Alternate Funding Agent with or without the consent of the Participants. Transfers to an Alternate Funding Agent require Written Notification from the person or persons specified by the Retirement Plan.

         The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Written Notification is received. Such transfers may be subject to the Contingent Deferred Sales Charge.

         Alternate Funding Agent means an insurance company or custodian designated by Written Notification and authorized to receive any amount or amounts transferred from the Contract as to a Participant or Participants and to apply such amount or amounts for the exclusive benefit of the Participant or Participants under a retirement plan which continues to meet the requirements of the Internal Revenue Code, without any obligation on the part of the Company in regard to the application.

     6.  Postponement of Cash Withdrawal or Transfer

         Any cash withdrawal or transfer to be made from the Contract or between Divisions in accordance with the preceding paragraphs will be made within seven days after Written Notification for such payment or transfer is received by the Company. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Written Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven days thereafter.

E.   Other Contractual Provisions

     1.  Contribution Limits

         The Contract prescribes no limits on the minimum Contributions which may be made on behalf of a Participant. Maximum Contributions for Tax Deferred Annuities are limited to (a) amounts excludable from gross income of Participants pursuant to the exclusion allowance provision of
         Section 403(b) of the Internal Revenue Code, and (b) the contribution limitation as specified in Section 415(c) of the Internal Revenue Code unless otherwise allowed by the Company. Maximum Contributions for Individual Retirement Annuities are limited to (a) amounts deductible by a Participant under Internal Revenue Code Section 219 or (b) amounts previously deducted by the Participant under Internal Revenue Code
         Section  219  and  accumulated  in  another  funding  vehicle,   unless
         otherwise allowed by the Company. Maximum Contributions for Rollover Individual Retirement Annuities are limited to amounts the Participant is entitled to roll over under Internal Revenue Code Sections 402(a)(5), 402(a)(7), 403(a)(4), 403(b)(8), 408(d)(3), or 409(b)(3)(C).

     2.  Assignment

         No rights available or benefits payable under the Contract to any Participant, beneficiary or contingent or joint annuitant are assignable, transferable or subject to pledge, and all such rights and benefits shall be exempt from the claims of creditors to the maximum extent permitted by law.

         A Participant's Investment Account Values are non-forfeitable; provided, however, if the Retirement Plan specifically so provides, a Participant's Investment Account Values shall be reduced to the extent required by the vesting provisions of the Retirement Plan as of the date the Company receives Written Notification of the event requiring the reduction.

     3.  Cessation of Contributions

         A cessation of Contributions with respect to all Participants under a Retirement Plan shall occur at the election of the Employer upon Written Notification to the Company or as of the date on which no Investment Accounts subject to the Retirement Plan remain under the Contract. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.

     4.  Limitation as to Participants


         If at any time Principal Management Corporation is not the investment manager of the Mutual Fund, the Company may give written notice to the Contractholder that no additional persons may be covered under the Contract as Participants.


      5. Substitution of Securities

         If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would be no longer appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another Account of Principal Variable Contracts Fund, Inc. (ii) shares of another registered open-end investment company, or (iii) securities or other property as the Company should in its discretion select. Any necessary approval of the Securities and Exchange Commission or of owners of or participants under contracts participating in Separate Account B shall be obtained before any substitution is made.

      6. Changes in a Contract

         The terms of a Contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Participant, beneficiary, or joint or contingent annuitant. However, except as required by law or regulation, no such change shall apply to Variable Annuities which were in the course of payment prior to the effective date of the change. If the Contractholder is the trustee of the trust established to hold a Contract for the benefit of participating units, the Contractholder may be limited in its exercise of this amendment right. A majority of the participating units which are Employers under the Contract may have to agree to the proposed change in the Contract before the change can be made. The Company will notify any Participant affected by any change under this paragraph.

         The Company may unilaterally change the Contract at any time in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. In addition, the Company may, on 60 days prior notice to the Contractholder, the Employer, and each Participant, unilaterally change the basis for determining Investment Account Values, the Net Investment Factor and the Annuity Change Factor; the guaranteed annuity conversion rates; and the provisions with respect to transfers to or from an Associated Fixed Contract or between Divisions. However, no change in the guaranteed annuity conversion rates will take effect for a current Participant which would reduce the amount of the Participant's minimum initial monthly payment.

         Furthermore, the Company may, on 60 days notice to the Contractholder, the Employer, and each Participant affected by the change, unilaterally change the mortality and expense risks charge. However, such a change can only be made after the Contract has been in effect for at least one year and provided that (a) the charge shall in no event exceed 2.00% within the period of five years from the issuance of the Contract, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change. Finally, the Company reserves the right to limit or refuse further Contributions under the Contract upon 60 days notice to the Contractholder, the Employer, and each Participant.

     7.  Statement of Values

         The Company will furnish each Participant at least once during each year a statement showing the number of units credited to the Participant's Investment Accounts, Unit Values for the accounts and the resulting Investment Account Values.

DISTRIBUTION OF THESE CONTRACTS

     These Contracts are no longer being offered for sale.

VOTING RIGHTS

     The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.

     The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.

     During the accumulation period, the Participant is the person having the voting interest in the Account shares attributable to each Investment Account. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value by the net asset value of one Account share.

     During the annuity period, the person then entitled to Annuity Payments has the voting interest in the Account shares attributable to the Variable Annuity. The number of Account shares held in Separate Account B which are attributable to each Variable Annuity is determined by dividing the reserve for the Variable Annuity by the net asset value of one Account share. The Participant's voting interest in the Account shares attributable to the Variable Annuity will ordinarily decrease during the annuity period since the reserve for the Variable Annuity decreases due to the reduction in the expected payment period.

     Account shares for which participants or payees of variable annuities are entitled to give voting instructions, but for which none are received, and shares of the Fund owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.

     Proxy material will be provided to each person having a voting interest together with an appropriate form which may used to give voting instructions to the Company.

     If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.

FEDERAL TAX STATUS

     Investment gains of the Accounts credited to Separate Account B are not taxable to a Participant until received in the form of a cash withdrawal from an Investment Account or in the form of Variable Annuity Payments. Cash withdrawals will generally be taxed as ordinary income in the year received, but may be eligible for the income averaging provisions of the Internal Revenue Code. Each Variable Annuity Payment will be taxed as ordinary income in accordance with
Section 72 of the Internal Revenue Code.

     As a general rule, however, a Participant receiving Annuity Payments at the time of retirement will be in a lower income tax bracket due to reduced income and larger exemptions.

     Under Section 403(b) of the Internal Revenue Code, contributions for employees made under a Tax Deferred Annuity by a public school or other Employer are excludable from the gross income of the employees in the year made to the extent that the aggregate contributions per year for such employees do not exceed the exclusion allowance set forth in Section 403(b)(2) of the Internal Revenue Code. (In addition, contributions are limited by the restrictions of Section 415(c) of the Internal Revenue Code.) Adjustments in the tax base are allowed where a portion of the cost of the benefit being distributed has been paid by the Participant out of funds not excludable from the Participant's gross income tax in the year made, rather than having been paid by the Participant's Employer out of funds that were excludable from the Participant's gross income tax in the year made.

     Distributions from a Tax Deferred Annuity may begin only after the participant attains age 59 1/2, separates from service, dies or becomes disabled, or in the case of hardship.

     Under Sections 219 and 408 of the Internal Revenue Code, an individual who has earned income may establish an Individual Retirement Annuity plan or program for the accumulation of retirement savings on a tax-deferred basis for such individual and such individual's nonemployed spouse. The individual may establish and make contributions into such a plan or this may be done by the individual's employer or union. These contributions may be invested in, among other things, annuity contracts including the variable annuity contract offered by this Prospectus. The law provides that such contributions will be deductible, though only to the extent allowed by the Internal Revenue Code. No deduction is allowed for contributions made during or after the year in which the individual attains age 70 1/2, and contributions during or after that year, as well as contributions in excess of the limits, are excess contributions and may result in certain adverse tax consequences.

     All distributions under Individual Retirement Annuities and Tax Deferred Annuities will be taxed as ordinary income. Thus, these distributions will not be eligible for capital gains treatment or the special averaging rules applicable to lump sum distributions from some types of qualifying plans. As a general rule, any distribution that is not in the form of a life annuity, made before the participant attains age 59 1/2 (except in the event of death or disability) will be a premature distribution and be subject to a 10% penalty. There is an exception to this rule for Tax Deferred Annuities. Distributions from Tax Deferred Annuities which are due to separation from service after age 55 or which are used for certain medical expenses are not subject to the penalty.

     Distributions from Individual Retirement Annuities and Tax Deferred Annuities must begin before April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2. There is an exception to this rule for Tax Deferred Annuities. Tax Deferred Annuity benefits which accrued prior to January 1, 1987 do not have to be distributed until age 75 or termination of employment.

     If a participant fails to make a required distribution a 50% excise tax may be assessed on the amount required to be distributed. In addition, as a general rule, distributions over $150,000 a year, and lump sum distributions greater than $750,000 are subject to a 15% excise tax.

     When a Participant under an Individual Retirement Annuity or Tax Deferred Annuity dies before the Annuity Commencement Date, all values must be distributed to the Participant's beneficiary within five years. The 5-year payout rule does not apply to benefits paid to a surviving spouse under a joint and survivor annuity option, nor to benefits paid to a surviving beneficiary under a permitted term certain period. If the surviving spouse is the designated beneficiary, distribution of benefits need not begin until the date on which the Participant would have attained age 70 1/2 years, and the benefits must be distributed over the life of the surviving spouse or over a period not exceeding the life expectancy of the spouse. A similar rule applies to other designated beneficiaries, except that the distribution of benefits must commence not later than one year after the date of death of the participant.

     It should be recognized that the description of the federal income tax status of amounts received under the Contracts are not exhaustive and do not purport to cover all situations.

     A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Mutual Life Insurance Company Separate Account B".)

STATE REGULATION

     The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa or his representatives at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

     In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

     Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Gregg R. Narber, Senior Vice President and General Counsel.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

     This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS

     The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, additional group or individual variable annuity contracts may be designated by the Company as participating in Separate Account B.

INDEPENDENT AUDITORS

     The financial statements of Principal Mutual Life Insurance Company Separate Account B and the consolidated financial statements of The Principal Financial Group(R) (comprised of Principal Mutual Life Insurance Company and its subsidiaries) which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS

     The consolidated financial statements of The Principal Financial Group(R) (comprised of the Company and its subsidiaries) which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

APPENDIX 1

     Premium taxes applicable to Contracts described in this Prospectus:

                                         403(b)         408 Individual
                                      Tax Deferred        Retirement
                                        Annuities          Accounts
                                      ------------      --------------

     California                            0.50%             0.50%
     District of Columbia                  2.25              2.25
     Kentucky                              2.00              2.00
     West Virginia                         1.00              1.00
     All other states                      --                 --

APPENDIX 2

     Set forth below is an example of the manner in which the Administration Charge is computed.

     The Administration Charge has two components -- a fixed charge of $25 and a charge equal to 0.5% of the first $50,000 of a Participant's Investment Account Values. The amount of the percentage charge is determined by multiplying the total value of the Participant's Investment Accounts by a percentage the numerator of which is 0.5% of the first $50,000 and the denominator of which is the total value of the Investment Accounts. Assume that a Participant's Investment Account Value based on the Capital Value Division is $40,000 and the Investment Account Value based on the Money Market Division is $60,000. In this case, the total Investment Account Value of $100,000 is multiplied by 0.25% ($250/$100,000) resulting in a charge of $250. The combined charge of $275 ($25 plus $250) is deducted proportionately from the Investment Accounts of the Participant, $110 (40% of $275) from the Investment Account Value based on the Capital Value Division and $165 (60% of $275) from the Investment Account Value based on the Money Market Division.

     Assume that in the example above all of the annuity contributions under the Retirement Plan of the Employer are payable to the Company. As a result, the percentage used to determine the second component of the charge is based on the aggregate Investment Account Values of all Participants of the Employer. For example, assume that there is one other Participant with a total Investment Account Value of $200,000. The total Investment Account Value of each Participant is multiplied by a percentage the numerator of which is $250 (0.5% x $50,000) and the denominator of which is $300,000, or 0.08333%. The Participant with a total Investment Account Value of $100,000 is subject to an Administration Charge of $108.33, $25 plus $83.33 (0.0008333 x $100,000), and the Participant with a total Investment Account Value of $200,000 is subject to an Administration Charge of $191.67, $25 plus $166.67 (0.0008333 x $200,000). In effect, the $250 charge based on the Participants' aggregate Investment Account Values has been allocated proportionately between them.

CONTRACTHOLDERS' INQUIRIES

     Contractholders' inquiries should be directed to Princor Financial Services Corporation, a Member of The Principal Financial Group, Des Moines, Iowa 50392-0200, (515) 247-5711.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     The table of contents for the Statement of Additional Information is provided below.

                                TABLE OF CONTENTS

                                                                            Page

              General Information and History  .............................. 3

              Independent Auditors........................................... 3

              Underwriting Commissions....................................... 3

              Calculation of Yield and Total Return.......................... 3

              Principal Mutual Life Insurance Company Separate Account B:

                  Report of Independent Auditors............................. 5

                  Financial Statements....................................... 6

              The Principal Financial Group(R) :

                  Report of Independent Auditors.............................23

                  Financial Statements.......................................24



          To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:


                     Princor Financial Services Corporation
                                   a Member of
                          The Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-247-9988

                                     PART B

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

               PENSION BUILDER - GROUP VARIABLE ANNUITY CONTRACTS


                        FOR TAX-DEFERRED RETIREMENT PLANS


                       Statement of Additional Information


                        dated __________________________

     This Statement of Additional Information provides information about Principal Mutual Life Insurance Company Separate Account B Pension Builder - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated
_________________.


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                     Princor Financial Services Corporation
                                   a Member of
                          The Principal Financial Group
                           Des Moines Iowa 50392-0200
                            Telephone: 1-800-247-9988


                                TABLE OF CONTENTS

                                                                            Page

General Information and History  ............................................  3

Independent Auditors.........................................................  3

Underwriting Commissions ....................................................  3

Calculation of Yield and Total Return........................................  3

Principal Mutual Life Insurance Company Separate Account B:

     Report of Independent Auditors..........................................  5

     Financial Statements....................................................  6

The Principal Financial Group(R):

     Report of Independent Auditors.......................................... 23

     Financial Statements.................................................... 24


GENERAL INFORMATION AND HISTORY

Principal Mutual Life Insurance Company was formerly known as Bankers Life Company. The Company's name was changed to Principal Mutual Life Insurance Company effective July 1, 1986.

INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Mutual Life Insurance Company Separate Account B and The Principal Financial Group perform audit and accounting services for Separate Account B and The Principal Financial Group.

UNDERWRITING COMMISSIONS

Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation:


                Year                  Paid To                Retained by
                ----                  -------                -----------
                1997               $                          $
                1996               $11,090,837.12             $14,528.47
                1995                $5,326,848.77             $26,014.78


CALCULATION OF YIELD AND TOTAL RETURN

From time to time the Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." The 7-day yields of the Money Market Division for the period ending December 31, 1997 are:


                                Annualized Yield         Effective Yield
                                ----------------         ---------------
         TSA/IRA                     3.59%                    3.65%
         Rollover IRA                4.09%                    4.18%


From time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 7% to 0% over a period of 10 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that does not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Deductions Under the Contracts" for a discussion of contingent deferred sales charges.

The average annual total returns for the period ending December 31, 1997 are:

                                                With Contingent                   Without Contingent
                                             Deferred Sales Charge               Deferred Sales Charge
                                      ---------------------------------   ---------------------------------
                                      One Year     Five Year   Ten Year   One Year     Five Year   Ten Year
                                      --------     ---------   --------   --------     ---------   --------

   Capital Value Division
     TSA/IRA                             16.81       14.45       12.91        25.60      15.44       12.99
     Rollover IRA                        17.48       15.04       13.48        26.33      16.03       13.56
   Government Securities Division
     TSA/IRA                              0.26        4.30        7.14         7.81       5.20        7.22
     Rollover IRA                         0.76        4.82        7.67         8.35       5.73        7.75

                                     PART C
                        PENSION BUILDER VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for each of the 10 years ended December 31, 1997.*

                 (2)   Part B:

                       Principal Mutual Life Insurance Company Separate
                        Account B:
                          Report of Independent Auditors.*
                          Statement of Net Assets, December 31, 1997.*
                          Statement of Operations for the year ended
                             December 31, 1997.*
                          Statements of Changes in Net Assets for the years
                             ended December 31, 1997 and 1996.*
                          Notes to  Financial Statements.*
                       The Principal Financial Group(R):
                          Report of Independent Auditors.*
                          Consolidated Statements of Operations for the years
                             ended December 31, 1997 and 1996.*
                          Consolidated Statements of Financial Position,
                              December 31, 1997 and 1996.*
                          Consolidated Statements of Equity for the years
                             ended  December 31, 1997 and 1996.*
                          Consolidated Statements of Cash Flows for the
                             years ended December 31, 1997 and 1996.*
                          Notes to Consolidated Financial Statements.*

          (b)    Exhibits
                 (1)   Board resolution of Registrant. (Filed 4/12/96)
                 (3a)  Distribution Agreement (Filed 4/12/96)
                 (3b)  Selling Agreement (Filed 4/12/96)
                 (4a)  Form of Variable Annuity Contract (Filed 4/12/96)
                 (4b)  Form of Variable Annuity Contract (Filed 4/12/96)
                 (4c)  Form of Variable Annuity Contract (Filed 4/12/96)
                 (5)   Form of Variable Annuity Application (Filed 4/12/96)
                 (6a)  Articles of Incorporation of Depositor (Filed 4/12/96)
                 (6b)  Bylaws of Depositor (Filed 4/12/96)
                 (9)   Opinion of Counsel (Filed 4/12/96)
                 (10a) Consent of Independent Auditors (Filed 12/16/97)
                 (10b) Powers of Attorney (Filed 4/15/97)
                 (13a) Total Return Calculation (Filed 4/12/96)
                 (13b) Annualized Yield for Separate Account B (Filed 4/12/96)

Item 25.  Officers and Directors of the Depositor

          Principal  Mutual  Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            MARY VERMEER ANDRINGA            Vermeer Manufacturing Company
            Director                         Box 200
            Member, Nominating Committee     Pella, IA  50219-0200

            RUTH M. DAVIS                    The Pymatuning Group, Inc.
            Director                         Suite 570, 4900 Seminary Road
            Member, Nominating Committee     Alexandria, VA  22311

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chief Executive Officer
            Chair, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Chair, Human Resources
              Committee

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
              Nominating Committees

            THEODORE M. HUTCHISON            4019 Oak Forest Drive
            Director                         Des Moines, IA  50312
            Member, Nominating Committees

            CHARLES S. JOHNSON               Pioneer Hi-Bred International, Inc.
            Director                         400 Locust, Ste. 700 Capital Square
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         350 Park Avenue - 8th Floor
            Member, Audit                    New York, NY  10022
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 44th Floor
            Member, Nominating Committee     New York, NY  10017

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Member, Human Resources          New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            DEAN D. THORNTON                 1602- 34 Court West
            Director                         Seattle, WA  98199
            Member, Audit Committee

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee

            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Senior Vice President

            DENNIS P. FRANCIS                Senior Vice President

            THOMAS J. GAARD                  Senior Vice President

            MICHAEL H.GERSIE                 Senior Vice President

            THOMAS J. GRAF                   Senior Vice President

            J. BARRY GRISWELL                Executive Vice President

            RONALD E. KELLER                 Executive Vice President

            GREGG R. NARBER                  Senior Vice President and
                                             General Counsel

            MARY A. O'KEEFE                  Senior Vice President

            RICHARD L. PREY                  Senior Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

Item 26.  Persons Controlled by or Under Common Control with Depositor

              Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa);

              Sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.74% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.95% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Bond Fund, Inc.(a Maryland Corporation) 1.35% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal  Capital  Value Fund,  Inc.  (a  Maryland  Corporation)
               27.36% of  outstanding  shares  owned by  Principal  Mutual  Life
               Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 2.34% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.40% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.48% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 16.72% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 66.10% of shares outstanding owned by Principal
               Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal  International  Fund,  Inc.  (a  Maryland  Corporation)
               23.63% of  shares  outstanding  owned by  Principal  Mutual  Life
               Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 61.51% of shares outstanding owned by Principal
               Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal  Limited Term Bond Fund, Inc. (a Maryland  Corporation)
               45.48% of shares outstanding owned by Principal Mutual Life Insurance Company(including subsidiaries and affiliates) on January 30, 1998.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.60% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 95.34% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal SmallCap Fund, Inc.(a Maryland  Corporation)  88.70% of
               shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 96.92% of shares outstanding of the International Emerging Markets Portfolio, 50.28% of the shares outstanding of the International Securities Portfolio, 96.87% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.56% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Tax-Exempt Cash Management Fund, Inc. (a Maryland Corporation) 0.99% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 1.45% of shares outstanding owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on January 30, 1998.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Mutual Life Insurance Company and its Separate Accounts on January 30, 1998: Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Government Securities, Growth, High Yield, International, MidCap and Money Market.

          Subsidiaries organized and wholly-owned by Principal Mutual Life Insurance Company:

               a. Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Mutual Life Insurance Company.

               b. PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation)

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c.   Principal   Development   Associates,   Inc.  (a  California
                    Corporation) a real estate development company.

               d. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

               e. Invista Capital Management, Inc. (an Iowa Corporation) a registered investment adviser.

               f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               h. Delaware Charter Guarantee & Trust Company (a Delaware Corporation) a nondepository trust company.

               i. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that developes and manages preferred provider organizations.

               j.   Principal   Health  Care,  Inc.  (an  Iowa   Corporation)  a
                    developer and administrator of managed care systems.

               k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               l. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               n.   Principal  International,   Inc.  (an  Iowa  Corporation)  a
                    company formed for the purpose of international business development.

               o.   Principal   Spectrum   Associates,    Inc.   (a   California
                    Corporation) a real estate development company.

               p. Principal Commercial Advisors, Inc. (an Iowa Corporation) a company that purchases, manages and sells commercial real estate assets.

               q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               s.   Equity FC, Ltd. (an Iowa Corporation)  engaged in investment
                    transactions   including  limited  partnership  and  limited
                    liability companies.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

               a. Principal Management Corporation (an Iowa Corporation) a registered investment advisor.

               b.   Principal Investors Corporation (a New Jersey Corporation) a
                    registered   broker-dealer  with  the  Securities   Exchange
                    Commission. It is not currently active.

          Subsidiary wholly owned by Delaware Charter Guarantee & Trust Company:

               a.   Trust  Consultants,   Inc.  (a  California   Corporation)  a
                    Consulting and Administration of Employee Benefit Plans.

          Subsidiaries  organized  and  wholly-owned  by Principal  Health Care,
          Inc.:

               a.   Principal  Health  Care  Management   Corporation  (an  Iowa
                    Corporation)   provide   management   services   to   health
                    maintenance organizations.

               b. Principal Health Care of the Carolinas, Inc. (a North Carolina Corporation) a health maintenance organization.

               c.   Principal   Health  Care  of  Delaware,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               d.   Principal   Health   Care  of   Florida,   Inc.  (a  Florida
                    Corporation) a health maintenance organization.

               e.   Principal   Health   Care  of   Georgia,   Inc.  (a  Georgia
                    Corporation) a health maintenance organization.

               f.   Principal  Health  Care  of  Illinois,   Inc.  (an  Illinois
                    Corporation) a health maintenance organization.

               g.   Principal   Health  Care  of   Indiana,   Inc.  (a  Delaware
                    Corporation) a health maintenance organization.

               h. Principal Health Care of Iowa, Inc. (an Iowa Corporation) a health maintenance organization.

               i. Principal Health Care of Kansas City, Inc. (a Missouri Corporation) a health maintenance organization.

               j. Principal Health Care of Louisiana, Inc. (a Louisiana Corporation) a health maintenance organization.

               k.   Principal   Health  Care  of  Nebraska,   Inc.  (a  Nebraska
                    Corporation) a health maintenance organization.

               l. Principal Health Care of Pennsylvania, Inc. (a Pennsylvania Corporation) a health maintenance organization.

               m. Principal Health Care of St. Louis, Inc. (a Delaware Corporation) a health maintenance organization.

               n. Principal Health Care of South Carolina, Inc. (A South Carolina Corporation) a health maintenance organization.

               o. Principal Health Care of Tennessee, Inc. (a Tennessee Corporation) a health maintenance organization.

               p. Principal Health Care of Texas, Inc. ( a Texas Corporation) a health maintenance organization.

               q.   United  Health  Care   Services  of  Iowa,   Inc.  (an  Iowa
                    Corporation) a health maintenance organization.

          Subsidiary owned by The Admar Group, Inc.:

               a. Admar Corporation (a California Corporation) a managed care services organization.

               b. Admar Insurance Marketing, Inc. (a California Corporation) a managed care services organization.

               c. Benefit Plan Administrators, Inc. (a Colorado Corporation) a managed care services organization.

               d. SelectCare Management Co., Inc. (a California Corporation) a managed care services organization.

               e. Image Financial & Insurance Services, Inc. (a California Corporation) a managed care services organization.

               f. WM. G. Hofgard & Co., Inc. (a California Corporation) a managed care services organization.

          Subsidiary owned by Petula Associates, Ltd.

               a. Magnus Properties, Inc. (an Iowa Corporation) which owns real estate.

          Subsidiaries owned by Principal International, Inc.:

               a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

               b.   Principal  International   Argentina,   S.A.  (an  Argentina
                    services corporation).

               c.   Principal   International   Asia   Limited   (a  Hong   Kong
                    Corporation)   a   corporation   operating   as  a  regional
                    headquarters for Asia.

               d.   Principal    International   de   Chile,   S.A.   (a   Chile
                    Corporation) a holding company.

               e. Principal International Espana, S.A. de Seguros de Vida (a Spain Corporation) a life insurance company (individual group), annuities and pension.

               f.   Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico
                    Corporation)  a  life  insurance  company   (individual  and
                    group), personal accidents.

               g.   Qualitas   Medica,   S.A.  (an   Argentina   HMO)  a  health
                    maintenance organization.

               h. Afore Confia-Principal, S.a. de C.V. (a Mexico Corporation), pension.

               i.   Zao Principal International (a Russia Corporation) inactive.

               j. Principal Trust Company (Asia) Limited (an Asia trust company).

               k. Principal Asset Management Company (Asia) Ltd. (Hong Kong) a corporation which manages pension funds.

          Subsidiaries  owned by Principal International Argentina, S.A.:

               a. Ethika Administradora de Fondos de Jubilaciones y Pensions S.A. (an Argentina company) a pension company.

               b. Principal Compania de Seguros de Retiro, S.A. (an Argentina Corporation) an individual annuity/employee benefit company.

               c. Principal Life Compania de Seguros, S.A. (an Argentina Corporation) a life insurance company.

          Subsidiary owned by Principal International de Chile, S.A.:

               a.   BanRenta   Compania  de  Seguros  de  Vida,  S.A.  (a  Chile
                    Corporation) group life and supplemental health, individual annuities.

          Subsidiary owned by Principal International Espana, S.A. de Seguros de
          Vida:

               a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary owned by Afore Confia-Principal, S.A. de C.V.:

               a. Siefore Confia-Principal, S.A. de C.V. (a Mexico Corporation) an investment fund company.

Item 27.  Number of Contractowners - As of: December 31, 1997

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts                98           10
          Pension Builder Contracts                  1,256        1,530
          Personal Variable Contracts                4,230          138
          Premier Variable Contracts                16,228          289
          Flexible Variable Annuity Contract        23,106       23,106

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Tax-Exempt Cash Management Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)                            (3)
                               Positions
                               and offices                    Positions and
  Name and principal           with principal                 offices with
  business address             underwriter                    registrant

     Robert W. Baehr          Marketing Services             None
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer                      Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Senior Vice President and      Vice President
     The Principal            Chief Operating Officer
     Financial Group
     Des Moines, IA 50392

     Mary L. Bricker          Assistant Corporate            None
     The Principal            Secretary
     Financial Group
     Des Moines, IA 50392

     Lynn A. Brones           Vice President -               None
     The Principal            Investment Network
     Financial Group
     Des Moines, IA 50392

     David J. Drury           Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Arthur S. Filean         Vice President                 Vice President
     The Principal                                           and Secretary
     Financial Group
     Des Moines, IA 50392

     Paul N. Germain          Vice President -               None
     The Principal            Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Assistant Vice President -     Assistant
     The Principal            Registered Products            Secretary
     Financial Group
     Des Moines, IA 50392

     William C. Gordon        Insurance License Officer      None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Thomas J. Graf           Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and                   Director and
     The Principal            Chairman of the                Chairman of the
     Financial Group          Board                          Board
     Des Moines, IA 50392

     Joyce N. Hoffman         Vice President and             None
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Stephan L. Jones         Director and                   Director and
     The Principal            President                      President
     Financial Group
     Des Moines, IA 50392

     Ronald E. Keller         Director                       Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     John R. Lepley           Senior Vice                    None
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Gregg R. Narber          Director                       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Mark M. Oswald           Compliance Officer             None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kelly A. Paul            Systems/Technology -           None
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Layne A. Rasmussen       Controller -                   None
     The Principal            Mutual Funds
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson     Operations Officer -           None
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Elizabeth R. Ring        Controller                     None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel                        Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Product Compliance Officer -   None
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  50392

     Kyle R. Selberg          Vice President-Marketing       None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Susan R. Sorensen        Marketing Officer              None
     The Principal
     Financial Group
     Des Moines, IA 50392

     Roger C. Stroud          Assistant Director -           None
     The Principal            Marketing
     Financial Group
     Des Moines, IA 50392

           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $11,853,406.08
            Services Corporation

                   (3)                       (4)                 (5)

             Compensation on             Brokerage
                Redemption              Commissions         Compensation

                     0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Mutual Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 24th day of February, 1998

                         PRINCIPAL MUTUAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date


/s/ D. J. Drury                Chairman and                    February 24, 1998
--------------------           Chief Executive Officer
D. J. Drury



/s/ D. C. Cunningham           Vice President and              February 24, 1998
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)



/s/ M. H. Gersie               Senior Vice President           February 24, 1998
--------------------           (Principal Financial
M. H. Gersie                   Officer)


  (M. V. Andringa)*            Director                        February 24, 1998
--------------------
M. V. Andringa


  (R. M. Davis)*               Director                        February 24, 1998
--------------------
R. M. Davis


  (C. D. Gelatt, Jr.)*         Director                        February 24, 1998
--------------------
C. D. Gelatt, Jr.


  (G. D. Hurd)*                Director                        February 24, 1998
--------------------
G. D. Hurd


  (T. M. Hutchison)*           Director                        February 24, 1998
--------------------
T. M. Hutchison


  (C. S. Johnson)*             Director                        February 24, 1998
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        February 24, 1998
--------------------
W. T. Kerr


  (L. Liu)*                    Director                        February 24, 1998
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                        February 24, 1998
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                        February 24, 1998
--------------------
R. D. Pearson


  (J. R. Price)*               Director                        February 24, 1998
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                        February 24, 1998
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                        February 24, 1998
--------------------
E. E. Tallett


  (D. D. Thornton)*            Director                        February 24, 1998
--------------------
D. D. Thornton


  (F. W. Weitz)*               Director                        February 24, 1998
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman and Chief Executive Officer

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein